FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,578,094	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,578,094
	(Cost $1,578,094)
	Total Investments — 0.4%	1,578,094
	(Cost $1,578,094)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.2%
	Call Options Purchased — 100.1%
8,610	SPDR® S&P 500® ETF Trust	$392,960,400	$3.96	01/19/24	388,189,341
	(Cost $342,873,180)
	Put Options Purchased — 0.1%
8,610	SPDR® S&P 500® ETF Trust	392,960,400	395.88	01/19/24	453,116
	(Cost $18,346,679)
	Total Purchased Options				388,642,457
	(Cost $361,219,859)
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(8,610)	SPDR® S&P 500® ETF Trust	(392,960,400)	471.26	01/19/24	(1,944,762)
	(Premiums received $4,462,851)
	Put Options Written — (0.0)%
(8,610)	SPDR® S&P 500® ETF Trust	(392,960,400)	356.29	01/19/24	(191,757)
	(Premiums received $9,509,516)
	Total Written Options				(2,136,519)
	(Premiums received $13,972,367)
	Net Other Assets and Liabilities — (0.1)%				(252,134)
	Net Assets — 100.0%				$387,831,898

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,578,094	$1,578,094	$—	$—
Purchased Options	388,642,457	—	388,642,457	—
Total	$390,220,551	$1,578,094	$388,642,457	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,136,519)	$—	$(2,136,519)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
759,144	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$759,144
	(Cost $759,144)
	Total Investments — 0.4%	759,144
	(Cost $759,144)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 101.9%
4,226	SPDR® S&P 500® ETF Trust	$192,874,640	$3.95	01/19/24	190,537,079
	(Cost $171,044,192)
	Put Options Purchased — 0.1%
4,226	SPDR® S&P 500® ETF Trust	192,874,640	376.09	01/19/24	139,289
	(Cost $7,373,532)
	Total Purchased Options				190,676,368
	(Cost $178,417,724)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (2.3)%
(4,226)	SPDR® S&P 500® ETF Trust	(192,874,640)	454.07	01/19/24	(4,304,076)
	(Premiums received $4,298,106)
	Put Options Written — (0.0)%
(4,226)	SPDR® S&P 500® ETF Trust	(192,874,640)	277.12	01/19/24	(15,396)
	(Premiums received $1,154,858)
	Total Written Options				(4,319,472)
	(Premiums received $5,452,964)
	Net Other Assets and Liabilities — (0.1)%				(113,269)
	Net Assets — 100.0%				$187,002,771

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$759,144	$759,144	$—	$—
Purchased Options	190,676,368	—	190,676,368	—
Total	$191,435,512	$759,144	$190,676,368	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,319,472)	$—	$(4,319,472)	$—

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
3,775,744	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$3,775,744
	(Cost $3,775,744)
	Total Investments — 0.7%	3,775,744
	(Cost $3,775,744)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.0%
	Call Options Purchased — 99.7%
12,689	SPDR® S&P 500® ETF Trust	$579,125,960	$4.07	02/16/24	572,504,806
	(Cost $520,770,150)
	Put Options Purchased — 0.3%
12,689	SPDR® S&P 500® ETF Trust	579,125,960	407.26	02/16/24	1,852,615
	(Cost $24,654,209)
	Total Purchased Options				574,357,421
	(Cost $545,424,359)
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.3)%
(12,689)	SPDR® S&P 500® ETF Trust	(579,125,960)	485.66	02/16/24	(1,855,867)
	(Premiums received $5,071,362)
	Put Options Written — (0.2)%
(12,689)	SPDR® S&P 500® ETF Trust	(579,125,960)	366.53	02/16/24	(750,292)
	(Premiums received $12,367,968)
	Total Written Options				(2,606,159)
	(Premiums received $17,439,330)
	Net Other Assets and Liabilities — (0.2)%				(1,394,168)
	Net Assets — 100.0%				$574,132,838

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,775,744	$3,775,744	$—	$—
Purchased Options	574,357,421	—	574,357,421	—
Total	$578,133,165	$3,775,744	$574,357,421	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,606,159)	$—	$(2,606,159)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
949,240	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$949,240
	(Cost $949,240)
	Total Investments — 0.5%	949,240
	(Cost $949,240)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 100.8%
4,485	SPDR® S&P 500® ETF Trust	$204,695,400	$4.06	02/16/24	202,058,220
	(Cost $179,065,271)
	Put Options Purchased — 0.2%
4,485	SPDR® S&P 500® ETF Trust	204,695,400	386.90	02/16/24	381,225
	(Cost $8,714,632)
	Total Purchased Options				202,439,445
	(Cost $187,779,903)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (1.3)%
(4,485)	SPDR® S&P 500® ETF Trust	(204,695,400)	468.23	02/16/24	(2,668,575)
	(Premiums received $3,917,156)
	Put Options Written — (0.1)%
(4,485)	SPDR® S&P 500® ETF Trust	(204,695,400)	285.08	02/16/24	(76,245)
	(Premiums received $1,804,541)
	Total Written Options				(2,744,820)
	(Premiums received $5,721,697)
	Net Other Assets and Liabilities — (0.1)%				(133,718)
	Net Assets — 100.0%				$200,510,147

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$949,240	$949,240	$—	$—
Purchased Options	202,439,445	—	202,439,445	—
Total	$203,388,685	$949,240	$202,439,445	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,744,820)	$—	$(2,744,820)	$—

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,794,873	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$2,794,873
	(Cost $2,794,873)
	Total Investments — 0.8%	2,794,873
	(Cost $2,794,873)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 101.5%
8,306	SPDR® S&P 500® ETF Trust	$379,085,840	$3.90	03/15/24	373,627,472
	(Cost $330,408,895)
	Put Options Purchased — 0.4%
8,306	SPDR® S&P 500® ETF Trust	379,085,840	389.99	03/15/24	1,326,570
	(Cost $14,459,633)
	Total Purchased Options				374,954,042
	(Cost $344,868,528)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (2.2)%
(8,306)	SPDR® S&P 500® ETF Trust	(379,085,840)	465.45	03/15/24	(8,030,854)
	(Premiums received $7,828,094)
	Put Options Written — (0.2)%
(8,306)	SPDR® S&P 500® ETF Trust	(379,085,840)	350.99	03/15/24	(651,506)
	(Premiums received $7,149,371)
	Total Written Options				(8,682,360)
	(Premiums received $14,977,465)
	Net Other Assets and Liabilities — (0.3)%				(1,159,026)
	Net Assets — 100.0%				$367,907,529

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,794,873	$2,794,873	$—	$—
Purchased Options	374,954,042	—	374,954,042	—
Total	$377,748,915	$2,794,873	$374,954,042	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,682,360)	$—	$(8,682,360)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,011,913	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,011,913
	(Cost $1,011,913)
	Total Investments — 0.5%	1,011,913
	(Cost $1,011,913)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.7%
	Call Options Purchased — 104.4%
4,523	SPDR® S&P 500® ETF Trust	$206,429,720	$3.89	03/15/24	203,150,545
	(Cost $175,660,475)
	Put Options Purchased — 0.3%
4,523	SPDR® S&P 500® ETF Trust	206,429,720	370.49	03/15/24	479,438
	(Cost $9,625,980)
	Total Purchased Options				203,629,983
	(Cost $185,286,455)
WRITTEN OPTIONS — (5.1)%
	Call Options Written — (5.1)%
(4,523)	SPDR® S&P 500® ETF Trust	(206,429,720)	445.99	03/15/24	(9,851,094)
	(Premiums received $5,194,900)
	Put Options Written — (0.0)%
(4,523)	SPDR® S&P 500® ETF Trust	(206,429,720)	272.99	03/15/24	(99,506)
	(Premiums received $2,248,533)
	Total Written Options				(9,950,600)
	(Premiums received $7,443,433)
	Net Other Assets and Liabilities — (0.1)%				(126,656)
	Net Assets — 100.0%				$194,564,640

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,011,913	$1,011,913	$—	$—
Purchased Options	203,629,983	—	203,629,983	—
Total	$204,641,896	$1,011,913	$203,629,983	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,950,600)	$—	$(9,950,600)	$—

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,397,083	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$3,397,083
	(Cost $3,397,083)
	Total Investments — 0.9%	3,397,083
	(Cost $3,397,083)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 99.8%
9,101	SPDR® S&P 500® ETF Trust	$415,369,640	$4.12	04/19/24	408,991,007
	(Cost $371,761,992)
	Put Options Purchased — 0.9%
9,101	SPDR® S&P 500® ETF Trust	415,369,640	412.20	04/19/24	3,542,721
	(Cost $23,819,372)
	Total Purchased Options				412,533,728
	(Cost $395,581,364)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (0.9)%
(9,101)	SPDR® S&P 500® ETF Trust	(415,369,640)	488.37	04/19/24	(3,624,645)
	(Premiums received $4,965,613)
	Put Options Written — (0.4)%
(9,101)	SPDR® S&P 500® ETF Trust	(415,369,640)	370.98	04/19/24	(1,621,068)
	(Premiums received $11,509,235)
	Total Written Options				(5,245,713)
	(Premiums received $16,474,848)
	Net Other Assets and Liabilities — (0.3)%				(1,109,825)
	Net Assets — 100.0%				$409,575,273

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,397,083	$3,397,083	$—	$—
Purchased Options	412,533,728	—	412,533,728	—
Total	$415,930,811	$3,397,083	$412,533,728	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,245,713)	$—	$(5,245,713)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,307,102	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,307,102
	(Cost $1,307,102)
	Total Investments — 0.6%	1,307,102
	(Cost $1,307,102)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 101.4%
4,813	SPDR® S&P 500® ETF Trust	$219,665,320	$4.11	04/19/24	216,296,736
	(Cost $196,081,471)
	Put Options Purchased — 0.6%
4,813	SPDR® S&P 500® ETF Trust	219,665,320	391.59	04/19/24	1,232,544
	(Cost $9,228,571)
	Total Purchased Options				217,529,280
	(Cost $205,310,042)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.4)%
(4,813)	SPDR® S&P 500® ETF Trust	(219,665,320)	470.11	04/19/24	(5,114,750)
	(Premiums received $5,042,596)
	Put Options Written — (0.1)%
(4,813)	SPDR® S&P 500® ETF Trust	(219,665,320)	288.54	04/19/24	(275,271)
	(Premiums received $1,778,871)
	Total Written Options				(5,390,021)
	(Premiums received $6,821,467)
	Net Other Assets and Liabilities — (0.1)%				(132,757)
	Net Assets — 100.0%				$213,313,604

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,307,102	$1,307,102	$—	$—
Purchased Options	217,529,280	—	217,529,280	—
Total	$218,836,382	$1,307,102	$217,529,280	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,390,021)	$—	$(5,390,021)	$—

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
4,080,712	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$4,080,712
	(Cost $4,080,712)
	Total Investments — 0.7%	4,080,712
	(Cost $4,080,712)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 99.7%
13,097	SPDR® S&P 500® ETF Trust	$597,747,080	$4.19	05/17/24	587,946,648
	(Cost $546,178,089)
	Put Options Purchased — 1.3%
13,097	SPDR® S&P 500® ETF Trust	597,747,080	418.62	05/17/24	7,247,411
	(Cost $31,257,673)
	Total Purchased Options				595,194,059
	(Cost $577,435,762)
WRITTEN OPTIONS — (1.6)%
	Call Options Written — (1.0)%
(13,097)	SPDR® S&P 500® ETF Trust	(597,747,080)	492.51	05/17/24	(5,947,878)
	(Premiums received $7,427,159)
	Put Options Written — (0.6)%
(13,097)	SPDR® S&P 500® ETF Trust	(597,747,080)	376.76	05/17/24	(3,335,181)
	(Premiums received $15,339,972)
	Total Written Options				(9,283,059)
	(Premiums received $22,767,131)
	Net Other Assets and Liabilities — (0.1)%				(377,531)
	Net Assets — 100.0%				$589,614,181

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,080,712	$4,080,712	$—	$—
Purchased Options	595,194,059	—	595,194,059	—
Total	$599,274,771	$4,080,712	$595,194,059	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,283,059)	$—	$(9,283,059)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,344,719	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,344,719
	(Cost $1,344,719)
	Total Investments — 0.7%	1,344,719
	(Cost $1,344,719)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 101.1%
4,394	SPDR® S&P 500® ETF Trust	$200,542,160	$4.18	05/17/24	197,321,358
	(Cost $183,184,626)
	Put Options Purchased — 0.8%
4,394	SPDR® S&P 500® ETF Trust	200,542,160	397.69	05/17/24	1,595,022
	(Cost $8,420,100)
	Total Purchased Options				198,916,380
	(Cost $191,604,726)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.4)%
(4,394)	SPDR® S&P 500® ETF Trust	(200,542,160)	475.85	05/17/24	(4,648,852)
	(Premiums received $4,419,516)
	Put Options Written — (0.1)%
(4,394)	SPDR® S&P 500® ETF Trust	(200,542,160)	293.03	05/17/24	(276,822)
	(Premiums received $1,457,029)
	Total Written Options				(4,925,674)
	(Premiums received $5,876,545)
	Net Other Assets and Liabilities — (0.1)%				(114,941)
	Net Assets — 100.0%				$195,220,484

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,344,719	$1,344,719	$—	$—
Purchased Options	198,916,380	—	198,916,380	—
Total	$200,261,099	$1,344,719	$198,916,380	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,925,674)	$—	$(4,925,674)	$—

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
5,090,337	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$5,090,337
	(Cost $5,090,337)
	Total Investments — 0.8%	5,090,337
	(Cost $5,090,337)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.6%
	Call Options Purchased — 98.3%
13,802	SPDR® S&P 500® ETF Trust	$629,923,280	$4.39	06/21/24	618,553,545
	(Cost $595,075,845)
	Put Options Purchased — 2.3%
13,802	SPDR® S&P 500® ETF Trust	629,923,280	439.46	06/21/24	14,212,112
	(Cost $28,629,896)
	Total Purchased Options				632,765,657
	(Cost $623,705,741)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (0.3)%
(13,802)	SPDR® S&P 500® ETF Trust	(629,923,280)	519.66	06/21/24	(2,092,203)
	(Premiums received $8,420,613)
	Put Options Written — (1.0)%
(13,802)	SPDR® S&P 500® ETF Trust	(629,923,280)	395.51	06/21/24	(6,124,421)
	(Premiums received $14,451,461)
	Total Written Options				(8,216,624)
	(Premiums received $22,872,074)
	Net Other Assets and Liabilities — (0.1)%				(401,795)
	Net Assets — 100.0%				$629,237,575

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,090,337	$5,090,337	$—	$—
Purchased Options	632,765,657	—	632,765,657	—
Total	$637,855,994	$5,090,337	$632,765,657	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,216,624)	$—	$(8,216,624)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,489,980	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,489,980
	(Cost $1,489,980)
	Total Investments — 0.8%	1,489,980
	(Cost $1,489,980)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.4%
	Call Options Purchased — 98.9%
4,178	SPDR® S&P 500® ETF Trust	$190,683,920	$4.38	06/21/24	187,246,244
	(Cost $180,742,068)
	Put Options Purchased — 1.5%
4,178	SPDR® S&P 500® ETF Trust	190,683,920	417.49	06/21/24	2,778,301
	(Cost $8,059,180)
	Total Purchased Options				190,024,545
	(Cost $188,801,248)
WRITTEN OPTIONS — (1.1)%
	Call Options Written — (0.8)%
(4,178)	SPDR® S&P 500® ETF Trust	(190,683,920)	504.06	06/21/24	(1,530,060)
	(Premiums received $2,957,312)
	Put Options Written — (0.3)%
(4,178)	SPDR® S&P 500® ETF Trust	(190,683,920)	307.62	06/21/24	(493,411)
	(Premiums received $2,638,564)
	Total Written Options				(2,023,471)
	(Premiums received $5,595,876)
	Net Other Assets and Liabilities — (0.1)%				(134,749)
	Net Assets — 100.0%				$189,356,305

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,489,980	$1,489,980	$—	$—
Purchased Options	190,024,545	—	190,024,545	—
Total	$191,514,525	$1,489,980	$190,024,545	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,023,471)	$—	$(2,023,471)	$—

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
4,970,179	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$4,970,179
	(Cost $4,970,179)
	Total Investments — 0.9%	4,970,179
	(Cost $4,970,179)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 97.6%
12,401	SPDR® S&P 500® ETF Trust	$565,981,640	$4.52	07/19/24	554,180,454
	(Cost $548,417,247)
	Put Options Purchased — 3.3%
12,401	SPDR® S&P 500® ETF Trust	565,981,640	452.18	07/19/24	18,358,205
	(Cost $26,341,637)
	Total Purchased Options				572,538,659
	(Cost $574,758,884)
WRITTEN OPTIONS — (1.7)%
	Call Options Written — (0.3)%
(12,401)	SPDR® S&P 500® ETF Trust	(565,981,640)	531.13	07/19/24	(1,435,942)
	(Premiums received $4,628,458)
	Put Options Written — (1.4)%
(12,401)	SPDR® S&P 500® ETF Trust	(565,981,640)	406.96	07/19/24	(8,004,654)
	(Premiums received $13,099,290)
	Total Written Options				(9,440,596)
	(Premiums received $17,727,748)
	Net Other Assets and Liabilities — (0.1)%				(336,340)
	Net Assets — 100.0%				$567,731,902

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,970,179	$4,970,179	$—	$—
Purchased Options	572,538,659	—	572,538,659	—
Total	$577,508,838	$4,970,179	$572,538,659	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,440,596)	$—	$(9,440,596)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
4,021,052	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$4,021,052
	(Cost $4,021,052)
	Total Investments — 0.9%	4,021,052
	(Cost $4,021,052)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.0%
	Call Options Purchased — 97.9%
10,015	SPDR® S&P 500® ETF Trust	$457,084,600	$4.51	07/19/24	447,563,687
	(Cost $435,136,395)
	Put Options Purchased — 2.1%
10,015	SPDR® S&P 500® ETF Trust	457,084,600	429.57	07/19/24	9,662,697
	(Cost $17,978,437)
	Total Purchased Options				457,226,384
	(Cost $453,114,832)
WRITTEN OPTIONS — (0.8)%
	Call Options Written — (0.5)%
(10,015)	SPDR® S&P 500® ETF Trust	(457,084,600)	519.06	07/19/24	(2,204,778)
	(Premiums received $4,346,143)
	Put Options Written — (0.3)%
(10,015)	SPDR® S&P 500® ETF Trust	(457,084,600)	316.53	07/19/24	(1,672,473)
	(Premiums received $3,379,420)
	Total Written Options				(3,877,251)
	(Premiums received $7,725,563)
	Net Other Assets and Liabilities — (0.1)%				(303,473)
	Net Assets — 100.0%				$457,066,712

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,021,052	$4,021,052	$—	$—
Purchased Options	457,226,384	—	457,226,384	—
Total	$461,247,436	$4,021,052	$457,226,384	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,877,251)	$—	$(3,877,251)	$—

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
5,574,455	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$5,574,455
	(Cost $5,574,455)
	Total Investments — 0.9%	5,574,455
	(Cost $5,574,455)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 98.5%
13,308	SPDR® S&P 500® ETF Trust	$607,377,120	$4.37	08/16/24	594,980,511
	(Cost $568,182,032)
	Put Options Purchased — 2.7%
13,308	SPDR® S&P 500® ETF Trust	607,377,120	436.50	08/16/24	15,817,223
	(Cost $28,109,811)
	Total Purchased Options				610,797,734
	(Cost $596,291,843)
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (0.7)%
(13,308)	SPDR® S&P 500® ETF Trust	(607,377,120)	518.13	08/16/24	(4,302,128)
	(Premiums received $5,795,146)
	Put Options Written — (1.3)%
(13,308)	SPDR® S&P 500® ETF Trust	(607,377,120)	392.85	08/16/24	(7,699,546)
	(Premiums received $14,295,618)
	Total Written Options				(12,001,674)
	(Premiums received $20,090,764)
	Net Other Assets and Liabilities — (0.1)%				(376,639)
	Net Assets — 100.0%				$603,993,876

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,574,455	$5,574,455	$—	$—
Purchased Options	610,797,734	—	610,797,734	—
Total	$616,372,189	$5,574,455	$610,797,734	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,001,674)	$—	$(12,001,674)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,034,541	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$3,034,541
	(Cost $3,034,541)
	Total Investments — 0.9%	3,034,541
	(Cost $3,034,541)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 99.2%
7,453	SPDR® S&P 500® ETF Trust	$340,154,920	$4.36	08/16/24	333,219,511
	(Cost $317,572,419)
	Put Options Purchased — 1.8%
7,453	SPDR® S&P 500® ETF Trust	340,154,920	414.68	08/16/24	6,119,586
	(Cost $11,664,655)
	Total Purchased Options				339,339,097
	(Cost $329,237,074)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.4)%
(7,453)	SPDR® S&P 500® ETF Trust	(340,154,920)	503.02	08/16/24	(4,809,468)
	(Premiums received $4,717,489)
	Put Options Written — (0.4)%
(7,453)	SPDR® S&P 500® ETF Trust	(340,154,920)	305.55	08/16/24	(1,270,280)
	(Premiums received $2,618,349)
	Total Written Options				(6,079,748)
	(Premiums received $7,335,838)
	Net Other Assets and Liabilities — (0.1)%				(227,372)
	Net Assets — 100.0%				$336,066,518

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,034,541	$3,034,541	$—	$—
Purchased Options	339,339,097	—	339,339,097	—
Total	$342,373,638	$3,034,541	$339,339,097	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,079,748)	$—	$(6,079,748)	$—

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,565,049	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$4,565,049
	(Cost $4,565,049)
	Total Investments — 1.0%	4,565,049
	(Cost $4,565,049)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 98.2%
9,989	SPDR® S&P 500® ETF Trust	$455,897,960	$4.43	09/20/24	445,299,631
	(Cost $434,387,891)
	Put Options Purchased — 3.3%
9,989	SPDR® S&P 500® ETF Trust	455,897,960	443.37	09/20/24	15,113,357
	(Cost $21,052,659)
	Total Purchased Options				460,412,988
	(Cost $455,440,550)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (0.8)%
(9,989)	SPDR® S&P 500® ETF Trust	(455,897,960)	524.06	09/20/24	(3,596,040)
	(Premiums received $7,966,593)
	Put Options Written — (1.6)%
(9,989)	SPDR® S&P 500® ETF Trust	(455,897,960)	399.03	09/20/24	(7,451,794)
	(Premiums received $10,650,100)
	Total Written Options				(11,047,834)
	(Premiums received $18,616,693)
	Net Other Assets and Liabilities — (0.1)%				(264,150)
	Net Assets — 100.0%				$453,666,053

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,565,049	$4,565,049	$—	$—
Purchased Options	460,412,988	—	460,412,988	—
Total	$464,978,037	$4,565,049	$460,412,988	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,047,834)	$—	$(11,047,834)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,995,900	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,995,900
	(Cost $1,995,900)
	Total Investments — 1.0%	1,995,900
	(Cost $1,995,900)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 98.6%
4,350	SPDR® S&P 500® ETF Trust	$198,534,000	$4.42	09/20/24	194,479,277
	(Cost $186,999,952)
	Put Options Purchased — 2.3%
4,350	SPDR® S&P 500® ETF Trust	198,534,000	421.20	09/20/24	4,437,249
	(Cost $7,861,411)
	Total Purchased Options				198,916,526
	(Cost $194,861,363)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.3)%
(4,350)	SPDR® S&P 500® ETF Trust	(198,534,000)	511.21	09/20/24	(2,654,868)
	(Premiums received $2,380,442)
	Put Options Written — (0.5)%
(4,350)	SPDR® S&P 500® ETF Trust	(198,534,000)	310.36	09/20/24	(920,486)
	(Premiums received $1,514,605)
	Total Written Options				(3,575,354)
	(Premiums received $3,895,047)
	Net Other Assets and Liabilities — (0.1)%				(134,648)
	Net Assets — 100.0%				$197,202,424

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,995,900	$1,995,900	$—	$—
Purchased Options	198,916,526	—	198,916,526	—
Total	$200,912,426	$1,995,900	$198,916,526	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,575,354)	$—	$(3,575,354)	$—

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
4,484,098	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$4,484,098
	(Cost $4,484,098)
	Total Investments — 1.1%	4,484,098
	(Cost $4,484,098)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 100.3%
9,723	SPDR® S&P 500® ETF Trust	$443,757,720	$4.21	10/18/24	433,603,545
	(Cost $401,926,018)
	Put Options Purchased — 2.5%
9,723	SPDR® S&P 500® ETF Trust	443,757,720	421.19	10/18/24	10,990,369
	(Cost $24,448,379)
	Total Purchased Options				444,593,914
	(Cost $426,374,397)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (2.4)%
(9,723)	SPDR® S&P 500® ETF Trust	(443,757,720)	500.58	10/18/24	(10,299,419)
	(Premiums received $4,255,748)
	Put Options Written — (1.4)%
(9,723)	SPDR® S&P 500® ETF Trust	(443,757,720)	379.07	10/18/24	(5,992,059)
	(Premiums received $13,573,780)
	Total Written Options				(16,291,478)
	(Premiums received $17,829,528)
	Net Other Assets and Liabilities — (0.1)%				(298,264)
	Net Assets — 100.0%				$432,488,270

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,484,098	$4,484,098	$—	$—
Purchased Options	444,593,914	—	444,593,914	—
Total	$449,078,012	$4,484,098	$444,593,914	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,291,478)	$—	$(16,291,478)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
2,860,732	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$2,860,732
	(Cost $2,860,732)
	Total Investments — 1.5%	2,860,732
	(Cost $2,860,732)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 101.4%
4,317	SPDR® S&P 500® ETF Trust	$197,027,880	$4.20	10/18/24	192,523,562
	(Cost $177,492,641)
	Put Options Purchased — 1.9%
4,317	SPDR® S&P 500® ETF Trust	197,027,880	400.13	10/18/24	3,585,932
	(Cost $7,834,165)
	Total Purchased Options				196,109,494
	(Cost $185,326,806)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (3.8)%
(4,317)	SPDR® S&P 500® ETF Trust	(197,027,880)	485.97	10/18/24	(7,181,540)
	(Premiums received $3,612,957)
	Put Options Written — (0.5)%
(4,317)	SPDR® S&P 500® ETF Trust	(197,027,880)	294.83	10/18/24	(875,796)
	(Premiums received $1,504,719)
	Total Written Options				(8,057,336)
	(Premiums received $5,117,676)
	Net Other Assets and Liabilities — (0.5)%				(1,012,951)
	Net Assets — 100.0%				$189,899,939

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,860,732	$2,860,732	$—	$—
Purchased Options	196,109,494	—	196,109,494	—
Total	$198,970,226	$2,860,732	$196,109,494	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,057,336)	$—	$(8,057,336)	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
6,171,901	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$6,171,901
	(Cost $6,171,901)
	Total Investments — 1.1%	6,171,901
	(Cost $6,171,901)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.3%
	Call Options Purchased — 98.1%
12,099	SPDR® S&P 500® ETF Trust	$552,198,360	$4.51	11/15/24	539,421,816
	(Cost $533,380,922)
	Put Options Purchased — 4.2%
12,099	SPDR® S&P 500® ETF Trust	552,198,360	450.79	11/15/24	23,048,595
	(Cost $30,722,940)
	Total Purchased Options				562,470,411
	(Cost $564,103,862)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (1.1)%
(12,099)	SPDR® S&P 500® ETF Trust	(552,198,360)	529.45	11/15/24	(6,146,292)
	(Premiums received $5,658,292)
	Put Options Written — (2.2)%
(12,099)	SPDR® S&P 500® ETF Trust	(552,198,360)	405.71	11/15/24	(12,099,000)
	(Premiums received $18,265,415)
	Total Written Options				(18,245,292)
	(Premiums received $23,923,707)
	Net Other Assets and Liabilities — (0.1)%				(311,224)
	Net Assets — 100.0%				$550,085,796

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,171,901	$6,171,901	$—	$—
Purchased Options	562,470,411	—	562,470,411	—
Total	$568,642,312	$6,171,901	$562,470,411	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,245,292)	$—	$(18,245,292)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,013,836	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$3,013,836
	(Cost $3,013,836)
	Total Investments — 1.1%	3,013,836
	(Cost $3,013,836)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.1%
	Call Options Purchased — 98.1%
5,867	SPDR® S&P 500® ETF Trust	$267,769,880	$4.50	11/15/24	261,507,833
	(Cost $258,394,948)
	Put Options Purchased — 3.0%
5,867	SPDR® S&P 500® ETF Trust	267,769,880	428.25	11/15/24	7,838,505
	(Cost $11,116,661)
	Total Purchased Options				269,346,338
	(Cost $269,511,609)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (1.5)%
(5,867)	SPDR® S&P 500® ETF Trust	(267,769,880)	518.68	11/15/24	(3,978,471)
	(Premiums received $5,399,723)
	Put Options Written — (0.6)%
(5,867)	SPDR® S&P 500® ETF Trust	(267,769,880)	315.55	11/15/24	(1,723,735)
	(Premiums received $2,089,470)
	Total Written Options				(5,702,206)
	(Premiums received $7,489,193)
	Net Other Assets and Liabilities — (0.1)%				(178,818)
	Net Assets — 100.0%				$266,479,150

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,013,836	$3,013,836	$—	$—
Purchased Options	269,346,338	—	269,346,338	—
Total	$272,360,174	$3,013,836	$269,346,338	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,702,206)	$—	$(5,702,206)	$—

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,094,461	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$1,094,461
	(Cost $1,094,461)
	Total Investments — 0.3%	1,094,461
	(Cost $1,094,461)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.8%
7,682	SPDR® S&P 500® ETF Trust	$350,606,480	$3.83	12/15/23	345,967,965
	(Cost $302,681,008)
	Put Options Purchased — 0.0%
7,682	SPDR® S&P 500® ETF Trust	350,606,480	383.27	12/15/23	55,658
	(Cost $14,064,022)
	Total Purchased Options				346,023,623
	(Cost $316,745,030)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(7,682)	SPDR® S&P 500® ETF Trust	(350,606,480)	471.81	12/15/23	(142,628)
	(Premiums received $4,903,978)
	Put Options Written — (0.0)%
(7,682)	SPDR® S&P 500® ETF Trust	(350,606,480)	344.94	12/15/23	(10,853)
	(Premiums received $5,864,845)
	Total Written Options				(153,481)
	(Premiums received $10,768,823)
	Net Other Assets and Liabilities — (0.1)%				(223,495)
	Net Assets — 100.0%				$346,741,108

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,094,461	$1,094,461	$—	$—
Purchased Options	346,023,623	—	346,023,623	—
Total	$347,118,084	$1,094,461	$346,023,623	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(153,481)	$—	$(153,481)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
757,080	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$757,080
	(Cost $757,080)
	Total Investments — 0.3%	757,080
	(Cost $757,080)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 102.0%
5,467	SPDR® S&P 500® ETF Trust	$249,513,880	$3.82	12/15/23	246,218,269
	(Cost $210,143,829)
	Put Options Purchased — 0.0%
5,467	SPDR® S&P 500® ETF Trust	249,513,880	364.11	12/15/23	19,179
	(Cost $11,396,987)
	Total Purchased Options				246,237,448
	(Cost $221,540,816)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (2.2)%
(5,467)	SPDR® S&P 500® ETF Trust	(249,513,880)	447.20	12/15/23	(5,387,377)
	(Premiums received $5,386,702)
	Put Options Written — (0.0)%
(5,467)	SPDR® S&P 500® ETF Trust	(249,513,880)	268.29	12/15/23	(44)
	(Premiums received $3,581,225)
	Total Written Options				(5,387,421)
	(Premiums received $8,967,927)
	Net Other Assets and Liabilities — (0.1)%				(167,294)
	Net Assets — 100.0%				$241,439,813

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$757,080	$757,080	$—	$—
Purchased Options	246,237,448	—	246,237,448	—
Total	$246,994,528	$757,080	$246,237,448	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,387,421)	$—	$(5,387,421)	$—

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
714,776	FT Cboe Vest U.S. Equity Deep Buffer ETF - January (b)	$24,305,886
780,014	FT Cboe Vest U.S. Equity Deep Buffer ETF - March (b)	26,036,867
617,016	FT Cboe Vest U.S. Equity Deep Buffer ETF - April (b)	19,557,680
544,647	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (b)	19,243,849
511,757	FT Cboe Vest U.S. Equity Deep Buffer ETF - October (b)	18,233,902
	Total Exchange-Traded Funds	107,378,184
	(Cost $104,876,806)
MONEY MARKET FUNDS — 0.0%
34,624	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (c)	34,624
	(Cost $34,624)

	Total Investments — 100.0%	107,412,808
	(Cost $104,911,430)
	Net Other Assets and Liabilities — (0.0)%	(18,381)
	Net Assets — 100.0%	$107,394,427

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 107,378,184	$ 107,378,184	$ —	$ —
Money Market Funds	34,624	34,624	—	—
Total Investments	$107,412,808	$107,412,808	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2023, and for the fiscal year-to-date period (September 1, 2023 to November 30, 2023) are as follows:

Security Name	Shares at 11/30/2023	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	714,776	$18,127,786	$27,064,037	$(20,271,989)	$(83,841)	$(530,107)	$24,305,886	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	—	—	33,904,017	(34,919,840)	—	1,015,823	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	780,014	22,342,345	17,212,429	(13,929,583)	430,063	(18,387)	26,036,867	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - April	617,016	17,375,605	22,012,454	(19,278,404)	(932,962)	380,987	19,557,680	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	544,647	—	38,411,285	(18,707,821)	28,703	(488,318)	19,243,849	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	—	—	33,558,025	(34,637,612)	—	1,079,587	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - July	—	—	36,542,336	(37,625,950)	—	1,083,614	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	511,757	18,495,286	37,142,256	(38,404,005)	680,248	320,117	18,233,902	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - December	—	19,083,672	3,962,570	(22,330,659)	(1,710,814)	995,231	—	—
		$95,424,694	$249,809,409	$(240,105,863)	$(1,588,603)	$3,838,547	$107,378,184	$—

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
743,749	FT Cboe Vest U.S. Equity Buffer ETF - June (b)	$31,706,020
901,656	FT Cboe Vest U.S. Equity Buffer ETF - July (b)	36,318,703
767,901	FT Cboe Vest U.S. Equity Buffer ETF - August (b)	30,232,262
832,107	FT Cboe Vest U.S. Equity Buffer ETF - September (b)	32,425,213
1,015,793	FT Cboe Vest U.S. Equity Buffer ETF - November (b)	41,921,777
	Total Exchange-Traded Funds	172,603,975
	(Cost $168,438,895)
MONEY MARKET FUNDS — 0.0%
48,474	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (c)	48,474
	(Cost $48,474)

	Total Investments — 100.0%	172,652,449
	(Cost $168,487,369)
	Net Other Assets and Liabilities — (0.0)%	(27,933)
	Net Assets — 100.0%	$172,624,516

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 172,603,975	$ 172,603,975	$ —	$ —
Money Market Funds	48,474	48,474	—	—
Total Investments	$172,652,449	$172,652,449	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2023, and for the fiscal year-to-date period (September 1, 2023 to November 30, 2023) are as follows:

Security Name	Shares at 11/30/2023	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - May	—	$27,665,209	$170,934	$(27,611,584)	$(345,719)	$121,160	$—	$—
FT Cboe Vest U.S. Equity Buffer ETF - June	743,749	35,562,736	16,400,108	(20,509,177)	422,563	(170,210)	31,706,020	—
FT Cboe Vest U.S. Equity Buffer ETF - July	901,656	35,601,683	37,443,027	(35,246,226)	(688,193)	(791,588)	36,318,703	—
FT Cboe Vest U.S. Equity Buffer ETF - August	767,901	35,066,758	17,281,110	(22,594,234)	321,413	157,215	30,232,262	—
FT Cboe Vest U.S. Equity Buffer ETF - September	832,107	30,243,934	21,596,340	(19,683,526)	387,611	(119,146)	32,425,213	—
FT Cboe Vest U.S. Equity Buffer ETF - October	—	—	64,634,769	(66,986,223)	—	2,351,454	—	—
FT Cboe Vest U.S. Equity Buffer ETF - November	1,015,793	—	72,432,946	(29,064,326)	91,908	(1,538,751)	41,921,777	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	—	—	43,902,486	(46,088,030)	—	2,185,544	—	—
		$164,140,320	$273,861,720	$(267,783,326)	$189,583	$2,195,678	$172,603,975	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.